Commitments And Contingencies (Schedule Of Purchase Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies [Abstract]
2014	$ 945
2015	965
2016	986
2017	1,007
2018	1,029
Thereafter	$ 11,402